SCHEDULE OF LEASE OBLIGATIONS (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Lease Obligations	$ 11,773	$ 25,658
China, Yuan Renminbi
IfrsStatementLineItems [Line Items]
Lease Obligations	$ 82,005	$ 105,205